Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Mar. 28, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Apr. 16, 2018	Dec. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	May 30, 2016	Aug. 31, 2015
C000151917
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,830,608	$ 2,486,479	$ 2,037,263	$ 1,815,095	$ 2,155,951		$ 1,634,907	$ 1,407,340	$ 1,396,447			$ 1,256,024	$ 1,076,100		$ 1,000,000
C000201707
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 17,130	16,217	13,849	12,947	13,842		12,027	10,830	10,397	$ 10,000
C000169918
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,909,674	1,812,350	1,546,902	1,447,326	1,547,446		1,345,488	1,210,624	1,162,385			1,105,139	1,034,000	$ 1,000,000
C000226253
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,965	10,573	9,822	9,687	10,100	$ 10,000
C000226252
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,095,080	1,056,008	982,059	968,691	1,010,000	1,000,000
C000201713
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,351	12,878	12,051	11,616	11,559		10,559	10,173	10,113	10,000
C000196984
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,282	12,812	11,989	11,557	11,501		10,505	10,119	10,061		$ 10,000
C000144475
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,362,514	1,315,041	1,231,196	1,185,895	1,180,113		1,078,418	1,039,639	1,032,310			1,008,214	986,800		1,000,000
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value	$ 2,797,332	2,421,933	1,975,153	1,742,833	2,080,747		1,599,221	1,385,327	1,405,424			1,257,088	1,073,700		1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,961	23,266	18,300	15,784	17,781		13,555	11,116	10,801	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,614,004	3,118,747	2,453,002	2,115,752	2,383,408		1,817,038	1,490,108	1,447,831			1,209,954	1,041,000	1,000,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,950	9,647	8,991	9,099	10,284	10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 995,027	964,734	899,100	909,928	1,028,400	1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,961	23,266	18,300	15,784	17,781		13,555	11,116	10,801	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,443	23,682	18,627	16,066	18,098		13,798	11,315	10,994		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,907,360	3,371,902	2,652,117	2,287,491	2,576,874		1,964,530	1,611,063	1,565,355			1,308,169	1,125,500		1,000,000
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value	$ 2,901,210	2,513,175	2,047,060	1,803,736	2,105,201		1,614,294	1,406,424	1,414,345			1,256,190	1,073,300		1,000,000
Goldman Sachs Index: Strategic Factor Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Account Value	$ 17,937	16,378	14,006	13,050	14,676		12,788	11,153	10,427	10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,409	11,062	10,310	10,434	11,792		11,802	11,084	10,061	10,000
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,153,781	1,118,697	1,042,620	1,055,210	1,192,542		1,193,549	1,120,983	1,017,481			1,028,271	1,023,232	1,000,000
Goldman Sachs Index: Strategic Factor Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Account Value	$ 2,092,647	1,910,744	1,633,953	1,522,505	1,712,219		1,491,870	1,301,125	1,216,459			1,116,428	1,032,200	$ 1,000,000
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Account Value	$ 10,566	10,117	9,530	9,460	10,035	10,000
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Account Value	$ 1,056,624	1,011,705	953,000	945,999	1,003,500	$ 1,000,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value	$ 12,048	11,530	10,931	10,486	10,447		10,439	10,309	10,071	$ 10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value	$ 12,101	11,581	10,979	10,531	10,493		10,484	10,354	10,115		$ 10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Account Value	$ 1,224,825	$ 1,172,193	$ 1,111,294	$ 1,065,990	$ 1,062,060		$ 1,061,211	$ 1,048,006	$ 1,023,844			$ 1,008,514	$ 1,002,300		$ 1,000,000